Condensed Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheets
Net of debt discount	$ 365	$ 8,668	$ 41,971
Preferred stock, par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	400,000,000	400,000,000	400,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares issued outstanding	0	0	0
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	2,600,000,000	2,600,000,000	2,600,000,000
Common stock, shares issued	14,482,430	14,482,430	14,482,430
Common stock, shares outstanding	14,482,430	14,482,430	14,482,430